Document and Entity Information	1 Months Ended
Jan. 31, 2015
Document And Entity Information
Entity Registrant Name	BioPharmX Corp
Entity Central Index Key	0001504167
Document Type	S-1
Document Period End Date	Jan. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company